INCOME TAX EXPENSE - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of income tax expense (benefit)
Profit before income tax	¥ 10,178,780		¥ 2,189,271	¥ 1,865,604
Tax expense calculated at the statutory tax rate of 25% (2020: 25%, 2019: 25%)	2,544,695		547,318	466,401
Different income tax rates applicable to certain branches and subsidiaries	(1,018,602)		(357,018)	(464,912)
Impact of change in income tax rate	32,107		(52,177)	4,594
Net impact of unrecognized temporary differences and tax losses for current and prior years	1,166,082		620,001	861,896
Expenses subject to additional deduction	(142,326)		(42,958)	(50,921)
Interest expenses of perpetual bonds	(76,807)		(86,034)
Expenses not deductible for tax purposes	42,786		51,583	56,448
Non-taxable income				(173,686)
Profits and losses attributable to joint ventures and associates	(156,762)		(70,577)	(79,720)
Others	(1,412)		(20,115)	11,412
Income tax expense	¥ 2,389,761	$ 375,006	¥ 590,023	¥ 631,512
Effective tax rate	23.00%	23.00%	27.00%	34.00%
Applicable tax rate	25.00%	25.00%	25.00%	25.00%